Document and Entity Information	Mar. 15, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001844505
Document Type	8-K
Document Period End Date	Mar. 15, 2024
Entity Registrant Name	QT Imaging Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40389
Entity Tax Identification Number	86-1728920
Entity Address, Address Line One	3 Hamilton
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94949
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	QTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false